Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2024 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 97.7%
137,994	BlackRock California Municipal Income Trust	$1,668,347
60,361	BlackRock Investment Quality Municipal Trust, Inc.	779,864
149,525	BlackRock Municipal Income Quality Trust	1,800,281
1,173,716	BlackRock Municipal Income Trust	12,406,178
1,027,479	BlackRock Municipal Income Trust II	11,569,414
773,617	BlackRock MuniHoldings California Quality Fund, Inc.	8,912,068
318,914	BlackRock MuniHoldings Fund, Inc.	4,034,262
480,870	BlackRock MuniHoldings New Jersey Quality Fund, Inc.	5,832,953
178,564	BlackRock MuniHoldings New York Quality Fund, Inc.	1,992,774
371,768	BlackRock MuniHoldings Quality Fund II, Inc.	3,974,200
565,944	BlackRock MuniVest Fund II, Inc.	6,446,102
960,976	BlackRock MuniVest Fund, Inc.	7,303,418
89,920	BlackRock MuniYield Fund, Inc.	1,027,786
685,800	BlackRock MuniYield Michigan Quality Fund, Inc.	8,236,458
462,946	BlackRock MuniYield New York Quality Fund, Inc.	4,990,558
590,480	BlackRock MuniYield Quality Fund II, Inc.	6,388,994
351,444	BlackRock MuniYield Quality Fund III, Inc.	4,217,328
57,894	BlackRock New York Municipal Income Trust	636,834
144,068	DWS Municipal Income Trust	1,436,358
36,821	Eaton Vance California Municipal Bond Fund	355,323
125,817	Eaton Vance Municipal Bond Fund	1,353,791
452,537	Eaton Vance Municipal Income Trust	4,964,331
1,113,868	Invesco Advantage Municipal Income Trust II	10,370,111
134,811	Invesco California Value Municipal Income Trust	1,468,092
1,177,716	Invesco Municipal Opportunity Trust	12,095,143
836,529	Invesco Municipal Trust	8,582,788
692,642	Invesco Quality Municipal Income Trust	7,231,182
956,272	Invesco Trust for Investment Grade Municipals	10,098,232
242,841	Invesco Trust for Investment Grade New York Municipals	2,799,957
538,144	Invesco Value Municipal Income Trust	6,931,295
234,306	MFS Municipal Income Trust	1,340,230
1,164,114	Nuveen AMT-Free Municipal Credit Income Fund	15,587,486
1,165,009	Nuveen AMT-Free Quality Municipal Income Fund	13,945,158
140,212	Nuveen Arizona Quality Municipal Income Fund	1,657,306
610,396	Nuveen California Quality Municipal Income Fund	7,257,608
1,251,172	Nuveen Municipal Credit Income Fund	16,390,353
608,420	Nuveen Municipal Credit Opportunities Fund	7,100,261
54,017	Nuveen New Jersey Quality Municipal Income Fund	704,382
201,004	Nuveen New York AMT-Free Quality Municipal Income Fund	2,251,245
152,408	Nuveen New York Quality Municipal Income Fund	1,796,890
137,241	Nuveen Pennsylvania Quality Municipal Income Fund	1,731,981
1,347,447	Nuveen Quality Municipal Income Fund	16,681,394
58,483	Nuveen Virginia Quality Municipal Income Fund	762,033
17,825	PIMCO California Municipal Income Fund	177,537

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
76,316	PIMCO New York Municipal Income Fund II	$602,133
50,981	Pioneer Municipal High Income Advantage Fund, Inc.	450,672
9,905	Pioneer Municipal High Income Opportunities Fund, Inc.	122,822
388,670	Putnam Managed Municipal Income Trust	2,530,242
70,774	RiverNorth Managed Duration Municipal Income Fund, Inc.	1,137,338
37,776	RiverNorth Opportunistic Municipal Income Fund, Inc.	616,882
473,096	Western Asset Managed Municipals Fund, Inc.	5,128,361
	TOTAL CLOSED-END FUNDS
	(Cost $ 231,288,302)	257,876,736

Principal Amount
	SHORT-TERM INVESTMENTS — 0.9%
$2,353,945	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.29%[1]	2,353,945
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 2,353,945)	2,353,945
	TOTAL INVESTMENTS — 98.6%
	(Cost $233,642,247)	260,230,681
	Other Assets in Excess of Liabilities — 1.4%	3,692,804
	TOTAL NET ASSETS — 100.0%	$263,923,485

[1]	The rate is the annualized seven-day yield at period end.

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

FUTURES CONTRACTS

Number of				Value/Unrealized
Contracts		Expiration	Notional	Appreciation
Long (Short)	Description	Date	Value	(Depreciation)

(300)	U.S. 10 Year Treasury Note	December 2024	(34,284,375)	$79,718
(200)	U.S. Treasury Long Bond	December 2024	(24,837,500)	193,750
(100)	Ultra Long Term U.S. Treasury Bond	December 2024	(13,309,375)	155,469

TOTAL FUTURES CONTRACTS			(72,431,250)	$428,937

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2024 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 80.1%
54,802	Allspring Utilities and High Income Fund	$611,590
20,575	BlackRock Taxable Municipal Bond Trust	366,647
41,759	Blackstone Strategic Credit 2027 Term Fund	514,471
45,102	Brookfield Real Assets Income Fund, Inc.	617,898
31,443	Eaton Vance Tax Managed Global Buy Write Opportunities Fund	272,925
22,866	Eaton Vance Tax-Managed Buy-Write Income Fund	329,956
17,089	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	235,828
54,708	Flaherty & Crumrine Preferred & Income Fund, Inc.	653,761
15,003	Flaherty & Crumrine Preferred & Income Securities Fund, Inc.	246,199
37,800	Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	355,698
83,152	FS Credit Opportunities Corp.	528,015
8,580	John Hancock Investors Trust	120,635
25,354	Nuveen Mortgage and Income Fund	467,274
38,987	PGIM Short Duration High Yield Opportunities Fund	651,863
43,288	Principal Real Estate Income Fund	483,657
13,140	Tortoise Midstream Energy Fund, Inc.	624,544
124,644	Virtus Convertible & Income Fund	436,254
141,248	Virtus Convertible & Income Fund II	439,281
40,000	Western Asset Diversified Income Fund	627,200
87,300	Western Asset High Income Fund II, Inc.	393,723
36,876	Western Asset Mortgage Opportunity Fund, Inc.	441,406
	TOTAL CLOSED-END FUNDS
	(Cost $ 8,570,545)	9,418,825
	COMMON STOCKS — 9.9%
	SPECIFIED PURPOSE ACQUISITION COMPANIES – 9.9%
12,000	Alchemy Investments Acquisition Corp. 1*,1	130,620
20,000	Berenson Acquisition Corp. I - Class A*	212,800
5,000	Bowen Acquisition Corp.*,1	53,825
20,000	BurTech Acquisition Corp. - Class A*	225,600
20,000	Gores Holdings IX, Inc. - Class A*	211,900
5,000	Haymaker Acquisition Corp. 4*,1	53,300
16,447	Hennessy Capital Investment Corp. VI - Class A*	189,469
7,000	Inflection Point Acquisition Corp. II - Class A*,1	75,180
20,000	Northern Star Investment Corp. IV - Class A	—
1,062	Roth CH Acquisition V Co.*	11,974
		1,164,668
	TOTAL COMMON STOCKS
	(Cost $ 1,290,069)	1,164,668
	EXCHANGE-TRADED FUNDS — 4.0%
19,750	iShares Mortgage Real Estate ETF	468,667
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $ 443,002)	468,667

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number of Shares		Value
	RIGHTS — 0.0%
5,000	Bowen Acquisition Corp., Expiration Date: November 26, 2026*,1	$941
	TOTAL RIGHTS
	(Cost $ 0)	941
	WARRANTS — 0.0%
6,000	Alchemy Investments Acquisition Corp. 1, Expiration Date: June 26, 2028*,1	559
15,310	Electriq Power Holdings, Inc., Expiration Date: January 25, 2028*	—
11,805	Estrella Immunopharma, Inc., Expiration Date: July 18, 2028*	826
4,557	Getaround, Inc., Expiration Date: December 31, 2027*	23
2,500	Haymaker Acquisition Corp. 4, Expiration Date: September 12, 2028*,1	425
3,500	Inflection Point Acquisition Corp. II, Expiration Date: July 17, 2028*,1	836
3,703	Northern Star Investment Corp. III, Expiration Date: February 24, 2028*	—
5,000	QT Imaging Holdings, Inc., Expiration Date: December 31, 2028*	55
3,333	Stardust Power, Inc., Expiration Date: December 30, 2027*	1,367
	TOTAL WARRANTS
	(Cost $ 0)	4,091

Principal Amount
	SHORT-TERM INVESTMENTS — 4.7%
$545,599	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.29%[2]	545,599
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 545,599)	545,599
	TOTAL INVESTMENTS — 98.7%
	(Cost $10,849,215)	11,602,791
	Other Assets in Excess of Liabilities — 1.3%	150,583
	TOTAL NET ASSETS — 100.0%	$11,753,374

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

FUTURES CONTRACTS

Number of				Value/Unrealized
Contracts		Expiration	Notional	Appreciation
Long (Short)	Description	Date	Value	(Depreciation)
(2)	E-mini Dow ($5)	December 2024	(426,430)	$(7,280)
(4)	E-mini Russell 1000	December 2024	(377,040)	(6,540)
(5)	U.S. 10 Year Treasury Note	December 2024	(571,406)	1,329

TOTAL FUTURES CONTRACTS			(1,374,876)	$(12,491)